LOANS: (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($) shares	Mar. 31, 2014	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)
Debt Instrument [Line Items]
Number of convertible loan agreements | item			2
Loans received						$ 1,500
Amount received as part of the agreement					$ 102
2011 and 2012 Convertible Loans [Member]
Debt Instrument [Line Items]
Aggregate amount								$ 5,096
Preferred A shares issued upon conversion of all principal and accrued interest outstanding | shares	1,010,350
Warrants issued upon conversion of all principal and accrued interest outstanding | shares	505,175
Number of warrants which lenders were entitled to receive | shares	1,010,350
Number of warrants waived which lenders were entitled to receive | shares	505,175
Value of warrants waived recorded as a capital contribution	$ 686
Difference between carrying amount and fixed monetary amount used for conversion	$ 3,520
Convertible Loans 2011 [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)			6.00%
2012 Convertible Loans [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)			8.00%
Loans received						1,500	$ 1,448
Loans received attributed to the embedded derivative						215	111
Loans received attributed to the convertible loans						689	839
Loans received attributed to the shares						596	498
BCF recognized						689	668
Net value of debt						215	282
Amended 2011 Convertible Loans [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)		12.00%
Difference between the present value of the original loan and the present value of the modified loan (as a percent)		3.70%
Finance Agreements with Bank [Member]
Debt Instrument [Line Items]
Term of debt					36 months
Interest rate variable basis					Prime
Interest rate spread on variable basis (as a percent)					0.50%
Amount received as part of the agreement					$ 102
Level 3 [Member] | 2012 Convertible Loans [Member]
Debt Instrument [Line Items]
Fair value of the issued shares						1,752	1,214
Fair value of the convertible loans						$ 2,662	$ 2,319